Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,434,150)	$ (4,618,073)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	4,339	10,621
Amortization of operating right-of-use asset	14,777	15,078
Amortization of discount on debt instrument	325,000	137,662
Amortization of capitalized software development costs	279,529	382,931
(Recovery of) provision for credit losses	(18,522)	(5,868)
Gain on disposal of investment in subsidiary		(7,936)
Deferred tax expenses	20	3,139
Change in operating assets and liabilities
Accounts receivable	577,157	1,213,282
Other receivables	(107,456)	216,768
Other receivables - related parties		(37,278)
Prepaid expenses and other current assets	484,058	20,856
Prepaid expenses - related party	1,745,000
Accounts payable	(861,381)	(585,682)
Other payables and accrued liabilities	594,779	452,211
Other payables - related parties	(31,641)	51,348
Taxes payable		8,722
Deferred revenue	19,061	(12,966)
Operating lease liabilities	(14,734)	(14,097)
Employee benefit obligations	12,413	9,974
Net cash used in operating activities	(2,411,751)	(2,759,308)
CASH FLOWS FROM FINANCING ACTIVITIES:
Purchases of equipment	(1,735)	(10,300)
Capitalized software development costs	(344,457)	(395,479)
Repayment loan from a third party	400,872
Net cash provided by/(used in) investing activities	54,680	(405,779)
Proceeds from senior note payable	2,675,000
Payments of deferred offering costs		(421,152)
Proceeds from convertible notes		321,005
Proceeds from exercise of warrants		202,458
Repayments of bank loans	(180,096)	(245,023)
Net cash provided by financing activities	2,491,496	2,730,062
EFFECT OF EXCHANGE RATE CHANGES	(125,711)	(178,710)
NET CHANGE IN CASH AND CASH EQUIVALENTS	8,714	(613,735)
CASH AND CASH EQUIVALENTS, beginning of the period	129,104	824,728	824,728
CASH AND CASH EQUIVALENTS, end of the period	137,818	210,993	$ 129,104
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	22,391	40,517
Cash paid for interest	68,153
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of warrants		195,835
Incremental fair value on modification of warrants		1,223,013
Nonrelated Party [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loan - related parties	194,011	2,924,942
Repayments of short-term loan - related parties	(197,419)	(160,000)
Related Party [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loan - related parties		226,796
Repayments of short-term loan - related parties		$ (118,964)